Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Measurements [Abstract]
Carrying Amounts And Fair Values Of Financial Instruments

	As of December 31, 2014		As of December 31, 2013
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(Dollars in thousands)
Securitization Notes	$532,035	$467,228	$575,326	$498,038
Nord LB Facility	408,484	408,484	440,456	440,456
CBA Facility	113,208	113,208	159,802	153,390
Term Loan	443,383	449,289	465,103	478,877
Fly Acquisition II Facility	121,589	128,080	126,766	134,320
Other Aircraft Secured Borrowings	716,629	718,722	487,252	488,267
2020 Notes	369,942	380,625	291,567	305,250
2021 Notes	319,510	321,750	—	—
Derivative asset	2,067	2,067	7,395	7,395
Derivative liabilities	23,311	23,311	24,577	24,577

Asset And Liabilities Measured At Fair Value On A Recurring Basis

	Level 1	Level 2	Level 3	Total
	(Dollars in thousands)
December 31, 2014:
Derivative asset	—	$2,067	—	$2,067
Derivative liabilities	—	23,311	—	23,311
December 31, 2013:
Derivative asset	—	$7,395	—	$7,395
Derivative liabilities	—	24,577	—	24,577